Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005478 | Weatherford International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005478 | Saia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005478 | Toast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005478 | Booz Allen Hamilton Holding
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005478 | Dayforce
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005478 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005478 | Globant
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005478 | IDEX
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005478 | Paylocity Holding
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005478 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005478 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000005478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000005478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000005478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005478 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159684 | Weatherford International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159684 | Saia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159684 | Toast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159684 | Booz Allen Hamilton Holding
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159684 | Dayforce
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159684 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159684 | Globant
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159684 | IDEX
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159684 | Paylocity Holding
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159684 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159684 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000159684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000159684 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000159684 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159684 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159684 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219323 | Weatherford International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219323 | Saia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219323 | Toast
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219323 | Booz Allen Hamilton Holding
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219323 | Dayforce
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219323 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219323 | Globant
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219323 | IDEX
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219323 | Paylocity Holding
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219323 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219323 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000219323 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000219323 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000219323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219323 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219323 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219323 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%